Significant Accounting Policies - Useful Lives Applied to the Group's Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings | Minimum
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Useful life (Years)	7 years
Buildings | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Useful life (Years)	33 years
Equipment, Tools and Installations | Minimum
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Useful life (Years)	3 years
Equipment, Tools and Installations | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Useful life (Years)	15 years